As filed with the Securities and Exchange Commission on November 12, 2010

Securities Act File No. 333-103022
Investment Company Act File No. 811-21295

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 125	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
Amendment No. 126	[X]
(Check appropriate box or boxes)

JPMORGAN TRUST I
(Exact Name of Registrant Specified in Charter)

245 Park Avenue
New York, New York, 10167
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Frank J. Nasta, Esq.
J.P. Morgan Investment Management Inc.
245 Park Avenue
New York, NY 10167
(Name and Address of Agent for Service)

With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)	[X]	on November 29, 2010 pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1)	[ ]	on __________ pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2)	[ ]	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

[X]	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectuses and statements of information included in Post-Effective Amendment No. 121 to the Registration Statement on Form N-1A of JPMorgan Trust I (the “Trust”), filed with the Commission September 17, 2010 (Accession No. 0001145443-10-002096) (the “Registration Statement”), are incorporated herein by reference.

PART C: OTHER INFORMATION

Item 28. Exhibits

(a)(1)              Certificate of Trust dated November 12, 2004. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 18, 2005 (Accession Number 0001047469-05-004230).

(a)(2)              Declaration of Trust dated November 5, 2004. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 18, 2005 (Accession Number 0001047469-05-004230).

(a)(3)              Amendment No. 1 dated February 15, 2005 to the Declaration of Trust dated November 5, 2004. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 18, 2005 (Accession Number 0001047469-05-004230).

(a)(4)              Amended Schedule B, dated September 30, 2010 to the Declaration of Trust dated November 5, 2004. Incorporated herein by reference to the Registrant's Registration Statement as filed with the Securities and Exchange Commission on September 30, 2010 (Accession Number 0001145443-10-002410).

(a)(5)              Memorandum and Articles of Association of HCM Commodities Strategy Fund Ltd. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(b)(1)              Amended and Restated By-Laws dated May 20, 2010. Incorporated herein by reference to the Registrant's Registration Statement as filed with the Securities and Exchange Commission on May 20, 2010 (Accession Number 0001145443-10-001110).

(c)                    Instrument defining rights of shareholders. Incorporated by reference to Exhibits (a) and (b).

(d)(1)              Amended and Restated Investment Advisory Agreement between the Trust and J.P. Morgan Investment Management Inc. (amended as of August 10, 2006). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2006 (Accession Number 0001145443-06-003178).

(d)(2)             Amended Schedule A to the Advisory Agreement (amended as of August 19, 2010). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 17, 2010 (Accession Number 0001145443-10-002096).

(d)(3)             Investment Sub-Advisory Agreement for the JPMorgan Highbridge Statistical Market Neutral Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 18, 2005 (Accession Number 0001047469-05-027197).

(d)(4)               Investment Sub-Advisory Agreement for the JPMorgan China Region Fund and the JPMorgan India Fund dated January 31, 2007. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 26, 2007 (Accession Number 0001145443-07-003339).

(d)(5)              Investment Sub-Advisory Agreement for the JPMorgan Asia Equity Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 17, 2006 (Accession Number 0001145443-06-003457).

(d)(6)              Investment Sub-Advisory Agreement between JPMIM and J.P. Morgan Private Investments Inc. for the J.P. Morgan Access Funds, dated August 27, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(d)(7)              Investment Sub-Advisory Agreement between JPMIM and Highbridge Capital Management, LLC for the Highbridge Dynamic Commodities Strategy Fund. Incorporated herein by reference to the Registrant's Registration Statement as filed with the Securities and Exchange Commission on September 30, 2010 (Accession Number 0001145443-10-002410).

(d)(8)              Form of Investment Management Agreement between HCM Commodities Strategy Fund Ltd. and JPMIM. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(d)(9)              Investment Sub-Advisory Agreement between JPMIM and Manning & Napier Advisors, Inc., effective as of the 2nd of December, 2009, for the Access Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(d)(10)             Investment Sub-Advisory Agreement between JPMIM and TimesSquare Capital Management, LLC, effective as of the 2nd of December, 2009, for the Access Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(d)(11)             Investment Sub-Advisory Agreement between JPMIM and Fiduciary Management, Inc., effective as of the 2nd of December, 2009, for the Access Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(d)(12)             Investment Sub-Advisory Agreement between JPMIM and TAMRO Capital Partners LLC, effective as of the 29th day of March 2010, for the Access Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 29, 2010 (Accession Number 0001145443-10-001367).

(d)(13)             Investment Sub-Advisory Agreement between JPMIM and Osterweis Capital Management LLC effective as of the 31st day of March 2010, for the Access Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 29, 2010 (Accession Number 0001145443-10-001367).

(d)(14)             Investment Sub-Advisory Agreement between JPMIM and Capital Guardian Trust Company effective as of the 1st day of May 2010, for the Access Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 29, 2010 (Accession Number 0001145443-10-001367).

(d)(15)             Investment Sub-Advisory Agreement between JPMIM and Tradewinds Global Investors, LLC effective for the Access Funds. Filed herewith.

(e)(1)              Distribution Agreement, dated February 19, 2005, between the Trust and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-12430).

(e)(2)              Amendment to the Distribution Agreement, including Schedule A, dated May 1, 2005. Incorporated herein by reference to the Registrant’s registration statement as filed on August 11, 2006 (Accession Number 0001145443-06-002612).

(e)(3)              Amended Schedule B to the Distribution Agreement, amended as of August 19, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 17, 2010 (Accession Number 0001145443-10-002096).

(e)(4)              Amended Schedule C to the Distribution Agreement, amended as of August 19, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 17, 2010 (Accession Number 0001145443-10-002096).

(e)(5)             Amended Schedule D to the Distribution Agreement, amended as of August 19, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 17, 2010 (Accession Number 0001145443-10-002096).

(e)(6)              Amended Schedule E to the Distribution Agreement, amended as of June 27, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 23, 2009 (Accession Number 0001145443-09-003336).

(e)(7)              Amended Schedule F to the Distribution Agreement, amended as of August 19, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 17, 2010 (Accession Number 0001145443-10-002096).

(f)                    Deferred Compensation Plan for Eligible Trustees of the Trust, as Amended and Restated January 1, 2008 and August 19, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(g)(1)        Amended and Restated Global Custody and Fund Accounting Agreement, dated September 1, 2010, between JPMorgan Chase Bank, N.A. and the entities named on Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2010 (Accession Number 0001145443-10-002212).

(g)(2)            Reserved.

(g)(3)            Reserved.

(g)(4)            Custody Agreement for the JPMorgan Highbridge Statistical Market Neutral Fund Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 18, 2005 (Accession Number 00010477469-05-027197).

(g)(5)(a)         Fund Accounting Services Agreement for the Highbridge Statistical Market Neutral Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 18, 2005 (Accession Number 00010477469-05-027197).

(g)(5)(b)         Form of Amended Schedule C to the Fund Accounting Services Agreement for the Highbridge Statistical Market Neutral Fund dated as of September 1, 2007. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2008 (Accession Number 0001145443-08-000477).

(g)(6)          Amended and Restated Global Custody and Fund Accounting Agreement, dated September 1, 2010, between JPMorgan Trust I on behalf of each of the JPMorgan SmartRetirement Funds, JPMorgan Funds Management, Inc., and JPMorgan Chase Bank, NA. Filed herewith.

(g)(7)               Form of Domestic Custody Agreement and Accounting Service Rider between HCM Commodities Strategy Fund, Ltd. and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(h)(1)(a)          Administration Agreement, dated February 19, 2005 between the Trust and JPMorgan Funds Management, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-12430).

(h)(1)(b)          Amendment, including amended Schedule A, dated May 1, 2006, to the Administration Agreement. Incorporated herein by reference to the Registrant’s registration statement as filed on August 11, 2006 (Accession Number 0001145443-06-002612).

(h)(1)(c)          Amended Schedule B to the Administration Agreement (amended as of August 19, 2010). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 17, 2010 (Accession Number 0001145443-10-002096).

(h)(1)(d)(i)         Administration Agreement for JPMorgan SmartRetirement Funds, effective May 5, 2006, between the Trust and JPMorgan Funds Management, Inc. Incorporated herein by reference to the Registrant’s registration statement as filed on August 11, 2006 (Accession Number 0001145443-06-002612).

(h)(1)(d)(ii)        Amended Schedule A, dated February 15, 2007, to the Administration Agreement for JPMorgan SmartRetirement Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 26, 2007 (Accession Number 0001145443-07-003339).

(h)(1)(e)              Form of Administration Agreement between HCM Commodities Strategy Fund, Ltd. and JPMorgan Funds Management Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(h)(2)(a)             Transfer Agency Agreement between the Trust and Boston Financial Data Services, Inc. (“BFDS”) dated September 1, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 28, 2009 (Accession Number 0001145443-09-002631).

(h)(2)(b)             Amended Appendix A to the Transfer Agency Agreement, dated August 19, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 17, 2010 (Accession Number 0001145443-10-002096).

(h)(3)(a)             Shareholder Servicing Agreement, dated February 19, 2005, between the Trust and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-12430).

(h)(3)(b)              Form of Amended Schedule B to the Shareholder Servicing Agreement (amended as of September 30, 2010). Incorporated herein by reference to the Registrant's Registration Statement as filed with the Securities and Exchange Commission on September 30, 2010 (Accession Number 0001145443-10-002410).

(h)(4)(a)               Securities Lending Agreement, Amended and Restated as of August 11, 2005, between the Registrant and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 15 to the Registration Statement on September 29, 2005 (Accession Number 0001047469-05-023624).

(h)(4)(a)(1)          Amendment to Securities Lending Agreement, dated August 21, 2009, between the Registrant and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(h)(4)(b)               Securities Lending Agreement, Amended and Restated as of February 9, 2010, between the Registrant and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(h)(4)(c)                Securities Lending Agency Agreement, effective September 2, 2008, between the Registrant and The Goldman Sachs Trust Company. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on October 28, 2008 (Accession Number 0001145443-08-002918).

(h)(4)(d)                The Third Party Securities Lending Agreement, effective September 2, 2008, between the Registrant and The Goldman Sachs Trust Company. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on October 28, 2008 (Accession Number 0001145443-08-002918).

(h)(5)(a)               Form of Fee Waiver Agreement. Incorporated by reference to Pre-effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A as filed with the Commission on February 27, 2003.

(h)(5)(b)               Form of Fee Waiver Agreement. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 17, 2005 (Accession Number 0001047469-05-015040).

(h)(5)(c)         Form of Fee Waiver Agreement for the Highbridge Statistical Market Neutral Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(h)(5)(d)         Fee Waiver Agreement for the JPMorgan Intrepid Long/Short Fund and JPMorgan Strategic Small Cap Value Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2006 (Accession Number 0001145443-06-003178).

(h)(5)(e)         Form of Fee Waiver Agreement for the JPMorgan SmartRetirement Funds, dated November 1, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2010 (Accession Number 0001145443-10-002212).

(h)(5)(f)          Fee Waiver Agreement for the R Class shares of the JPMorgan Trust I funds listed on Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2006 (Accession Number 0001145443-06-003178).

(h)(5)(g)         Form of Fee Waiver Agreement for the C Class Shares of JPMorgan International Value Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 28, 2006. (Accession Number 0001145443-06-002202).

(h)(5)(h)         Fee Waiver Agreement for the JPMorgan International Realty Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2006 (Accession Number 0001145443-06-003178).

(h)(5)(i)         Form of Fee Waiver Agreement for the new Funds registered in Post-Effective Amendment No. 46. except JPMorgan Tax Aware Real Return SMA Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 17, 2006 (Accession Number 0001145443-06-003457).

(h)(5)(j)         Form of Fee Waiver Agreement for the JPMorgan Tax Aware Real Return SMA Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 17, 2006 (Accession Number 0001145443-06-003457).

(h)(5)(k)         Form of Fee Waiver Agreement for JPMorgan Bond Fund, JPMorgan Emerging Markets Debt Fund, JPMorgan Enhanced Income Fund, JPMorgan Strategic Income Fund, JPMorgan Real Return Fund, and JPMorgan Short Term Bond Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 20, 2006 (Accession Number 0001145443-06-003722).

(h)(5)(l)         Form of Fee Waiver Agreement for the JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2045 Fund, and JPMorgan SmartRetirement 2050 Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2007 (Accession Number 0001145443-07-000493).

(h)(5)(m)        Form of Fee Waiver Agreement for the Registrant’s 10-31 FYE (except Highbridge Statistical Market Neutral Fund, JPMorgan Tax Aware Real Return SMA Fund and JPMorgan International Value SMA Fund). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(h)(5)(n)        Form of Fee Waiver Agreement for the Highbridge Statistical Market Neutral Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2008 (Accession Number 0001145443-09-000298).

(h)(5)(o)        Form of Amendment to the Registrant’s Fee Waiver Agreements. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2007 (Accession Number 0001145443-07-000493).

(h)(5)(p)         Form of Fee Waiver Agreement with respect to the Tax Aware High Income Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 30, 2007 (Accession Number 0001145443-07-002815).

(h)(5)(q)         Form of Fee Waiver Agreement, dated July 1, 2007, for the Funds listed on Schedule A thereto. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 27, 2007 (Accession Number 0001145443-07-001921).

(h)(5)(r)         Form of Fee Waiver Agreement, dated July 1, 2010, for the Funds listed on Schedule A thereto. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 29, 2010 (Accession Number 0001145443-10-001367).

(h)(5)(s)         Form of Fee Waiver Agreement for the Funds listed on Schedule A thereto. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 16, 2007 (Accession Number 0001145443-07-002545).

(h)(5)(t)         Form of Fee Waiver Agreement for the JPMorgan International Value SMA Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 16, 2007 (Accession Number 0001145443-07-002545).

(h)(5)(u)         Form of Fee Waiver Agreement for FYE 6/30 Funds listed on Schedule A thereto, dated November 1, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2010 (Accession Number 0001145443-10-002212).

(h)(5)(v)        Form of Fee Waiver Agreement for JPMorgan Emerging Economies Fund and JPMorgan Intrinsic Value Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 28, 2007 (Accession Number 0001145443-07-003711).

(h)(5)(w)        Form of Fee Waiver Agreement for JPMorgan International Markets Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2008 (Accession Number 0001145443-08-000477).

(h)(5)(x)         Form of Fee Waiver Agreement for JPMorgan Tax Aware Real Return SMA Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(h)(5)(y)        Form of Fee Waiver Agreement for JPMorgan Total Return Fund and JPMorgan Strategic Income Opportunities Fund dated May 22, 2008. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 28, 2008 (Accession Number 0001145443-08-001782).

(h)(5)(z)        Form of Fee Waiver for the JPMorgan International Opportunities Plus Fund dated August 21, 2008. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 26, 2008 (Accession Number 0001145443-08-002437).

(h)(5)(aa)        Form of Fee Waiver Agreement for the Class R2 Funds. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on August 28, 2008 (Accession Number 0001145443-08-002493).

(h)(5)(bb)       Form of Fee Waiver for the Service Shares for the JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 16, 2008 (Accession Number 0001145442-08-002754).

(h)(5)(cc)       Form of Fee Waiver Agreement for JPMorgan International Value SMA Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(h)(5)(dd)       Form of Fee Waiver Agreement for JPMorgan Access Growth Fund and JPMorgan Access Balanced Fund. Incorporated herein by reference to the Registrant’s Registration Statement as file with the Securities and Exchange Commission on June 4, 2009 (Accession Number 0001145443-09-001471).

(h)(5)(ee)       Form of Fee Waiver Agreement for Highbridge Dynamic Commodities Strategy Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(h)(5)(ff)       Form of Fee Waiver Agreement for Class C Shares for JPMorgan Access Growth Fund and JPMorgan Access Balanced Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(h)(5)(gg)       Form of Fee Waiver Agreement for new share classes for JPMorgan Market Neutral Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 28, 2009 (Accession Number 0001145443-09-002631).

(h)(5)(hh)       Form of Fee Waiver Agreement for JPMorgan International Currency Income Fund dated November 20, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(h)(5)(ii)       Form of Fee Waiver Agreement for JPMorgan U.S. Research Equity Plus Fund and JPMorgan Inflation Managed Bond Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(h)(5)(jj)        Form of Fee Waiver Agreement for Eagle Class Shares of certain J.P.Morgan Money Market Funds as filed with the Securities and Exchange Commission on March 3, 2010 (Accession Number 0001145443-10-000523).

(h)(5)(kk)        Form of Fee Waiver Agreement for JPMorgan Research Equity Long/Short Fund. Incorporated herein by reference to the Registrant's Registration Statement as filed with the Securities and Exchange Commission on March 12, 2010 (Accession Number 0001145443-10-00635).

(h)(5)(ll)        Form of Fee Waiver Agreement for JPMorgan Alternative Strategies Fund. Incorporated herein by reference to the Registrant's Registration Statement as filed with the Securities and Exchange Commission on May 20, 2010 (Accession Number 0001145443-10-001110).

(h)(5)(mm)        Form of Fee Waiver Agreement for JPMorgan Managed Income Fund. Incorporated herein by reference to the Registrant's Registration Statement as filed with the Securities and Exchange Commission on May 20, 2010 (Accession Number 0001145443-10-001110).

(h)(5)(nn)      Form of Fee Waiver Agreement for JPMorgan Current Yield Money Market Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 14, 2010 (Accession Number 0001145443-10-001296).

(h)(5)(oo)      Form of Fee Waiver Agreement for JPMorgan Global Natural Resources Fund, JPMorgan Growth Long/Short Fund, JPMorgan Multi-Cap Long/Short Fund JPMorgan Credit Opportunities Fund and JPMorgan Multi-Sector Income Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 23, 2010 (Accession Number 0001145443-10-001892).

(h)(5)(pp)      Form of Fee Waiver Agreement for Class R5 Share of the Highbridge Dynamic Commodities Strategy Fund. Incorporated herein by reference to the Registrant's Registration Statement as filed with the Securities and Exchange Commission on September 30, 2010 (Accession Number 0001145443-10-002410).

(h)(6)             Indemnification Agreement. Incorporated herein by reference to the Registrant’s Registration Statement filed on February 18, 2005 (Accession Number 0001047469-05-004230).

(h)(7)             Form of Trust Fund/SERV Agreement used by JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 28, 2009 (Accession Number 0001145443-09-002153).

(h)(8)             Form of Sub Transfer Agency Agreement between the Record keeper and the Registrant. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 28, 2009 (Accession Number 0001145443-09-002153).

(h)(9)              Form of Service Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 28, 2009 (Accession Number 0001145443-09-002153).

(h)(10)            Form of Mutual Fund Sales Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 28, 2009 (Accession Number 0001145443-09-002153).

(h)(11)            Form of Bilateral Networking agreement among Registrant, JPMorgan Distribution Services, Inc. and the Financial Intermediary. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 28, 2009 (Accession Number 0001145443-09-002153).

(h)(12)            HCM Commodities Strategy Fund Ltd Appointment of Agent of Service of Process, dated February 24, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(i)                    Opinion and consent of counsel. N.A.

(j)(1)                Consent of independent registered public accounting firm. N.A.

(k)                   Not applicable.

(l)                    Certificate of Sole Shareholder. Incorporated by reference to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A as filed with the Commission on February 27, 2003.

(m)(1)            Combined Amended and Restated Distribution Plan. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 15 to the Registration Statement on September 29, 2005 (Accession Number 0001047469-05-023624).

(m)(2)            Schedule B to the Combined Amended and Restated Distribution Plan, amended as of August 19, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 23, 2010 (Accession Number 0001145443-10-001892).

(n)(1)            Combined Amended and Restated Rule 18f-3 Multi-Class Plan, including Exhibits A and B, amended as of August 19, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 23, 2010 (Accession Number 0001145443-10-001892).

(n)(2)              Amended Exhibit B to the Combined Amended and Restated Rule 18f-3 Multi-Class Plan as amended September 30, 2010. Incorporated herein by reference to the Registrant's Registration Statement as filed with the Securities and Exchange Commission on September 30, 2010 (Accession Number 0001145443-10-002410).

(o)                   Reserved.

(p)                   Codes of Ethics.

(1) Code of Ethics of the Trust (as updated April 28, 2009). Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on June 29, 2009 (Accession Number 0001145443-09-001620).

(2) JPMIM Code of Ethics, effective February 1, 2005, revised February 1, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 29, 2010 (Accession Number 0001145443-10-001367).

(3) Code of Ethics for One Group Dealer Services, Inc. Incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A as filed with the Commission on December 15, 2004.

(99)(a)           Powers of Attorney for the Trustees. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 23, 2010 (Accession Number 0001145443-10-000923).

(99)(b)           Power of Attorney for Patricia A. Maleski. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 29, 2010 (Accession Number 0001145443-10-001367).

(99)(c)             Power of Attorney for Joy Dowd. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 9, 2010 (Accession Number 0001145443-10-002075).

Item 29. Persons Controlled by or Under Common Control with the Registrant

Not applicable.

Item 30. Indemnification

Reference is made to Section 5.3 of Registrant’s Declaration of Trust. Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

See “Management of the Trust” in Part B. The business or other connections of each director and officer of J.P. Morgan Investment Management Inc. is currently listed in the investment advisor registration on Form ADV for J.P. Morgan Investment Management Inc. (File No. 801-21011) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director and officer of JF International Management Inc. is currently listed in the investment advisor registration on Form ADV for JF International Management Inc. (File No. 801-41622) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director and officer of Highbridge Capital Management, LLC is currently listed in the investment advisor registration on Form ADV for Highbridge Capital Management, LLC (File No. 801-64368) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director or officer of Manning & Napier Advisors Inc. is currently listed in the investment advisor registration on Form ADV for Manning & Napier Advisors Inc. (File No. 801-10733) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director or officer of TimesSquare Capital Management, LLC. is currently listed in the investment advisor registration on Form-ADV for TimesSquare Capital Management, LLC (File No. 801-18094) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director or officer of Fiduciary Management, Inc. is currently listed in the investment advisor registration on Form ADV for Fiduciary Management, Inc. (File No. 801-15164) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director or officer of J.P. Morgan Private Investments Inc. is currently listed in the investment advisor registration on Form ADV for J.P. Morgan Private Investments Inc. (File No. 801-41088) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director or officer of TAMRO Capital Partners LLC is currently listed in the investment advisor registration on Form ADV for TAMRO Capital Partners LLC (File No. 801-68235) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director or officer of Osterweis Capital Management LLC is currently listed in the investment advisor registration on Form ADV for Osterweis Capital Management LLC (File No. 801-54360) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director or officer of Capital Guardian Trust Company is currently listed in the investment advisor registration on Form ADV for Capital Guardian Trust Company (File No. 801-60145) and is incorporated herein by reference.

See "Management of the Trust" in Part B. The business or other connections of each director or officer of Tradewinds Global Investors, LLC is currently listed in the investment advisor registration on Form ADV for Tradewinds Global Investors, LLC (File No. 801-65208) and is incorporated herein by reference.

Item 32. Principal Underwriter

(2)               JPMorgan Distribution Services, Inc. is the principal underwriter of the Registrant’s shares. JPMorgan Distribution Services, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. JPMorgan Distribution Services, Inc. is located at 245 Park Avenue, New York, NY 10167. JPMorgan Distribution Services, Inc. acts as the principal underwriter for the following additional investment companies:

J.P. Morgan Fleming Mutual Fund Group, Inc.

J.P. Morgan Mutual Fund Group

J.P. Morgan Mutual Fund Investment Trust

JPMorgan Trust I

JPMorgan Trust II

JPMorgan Value Opportunities Fund Inc.

Undiscovered Managers Funds

JPMorgan Insurance Trust

(2)                  The directors and officers of JPMorgan Distribution Services, Inc. are set forth below. The business address of each director or officer is 245 Park Avenue, New York, NY 10167.

Name with Registrant	Positions and Offices With JPMorgan Distribution Services, Inc.	Positions
George C.W. Gatch	Director, President	None
Michael R. Machulski	Director, Vice President & Treasurer	None
Robert L. Young	Director, Vice President	None
Anthony J. Horan	Senior Vice President	None
Susan Montgomery	Vice President	None
Colleen A. Meade	Vice President & Secretary	None
David J. Thorp, Jr.	Vice President	None
Jessica K. Ditullio	Assistant Secretary	Assistant Secretary
Christine N. Bannerman	Assistant Secretary	None
Frank J. Drozek	Assistant Treasurer	None
Christopher J. Mohr	Assistant Treasurer	None

(c)	Not applicable.

Item 33. Location of Accounts and Records

All accounts, books, records and documents required pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

J.P. Morgan Investment Management Inc., the Registrant’s investment adviser, at 245 Park Avenue, New York, NY 10167 (records relating to its functions as investment adviser).

J.P. Morgan Fund Distributors, Inc., the Registrant’s distributor (through February 18, 2005), 245 Park Avenue, New York, New York 10167 (records relating to its functions as distributor).

JPMorgan Distribution Services, Inc., the Registrant’s distributor (effective February 19, 2005), at 245 Park Avenue, New York, NY 10167 (records relating to its functions as distributor).

JPMorgan Chase Bank, N.A. at 270 Park Avenue, New York, NY 10017 (records relating to its functions as shareholder servicing agent (through February 18, 2005), custodian and administrative services agent (through February 18, 2005)).

JPMorgan Funds Management, Inc., the Registrant’s administrator (effective February 19, 2005), at 1111 Polaris Parkway, Columbus, Ohio 43240 (relating to its functions as administrator).

DST Systems Inc., the Registrant’s transfer agent (through February 18, 2005), 210 West 10th Street, Kansas City, MO 64105

Boston Financial Data Services, Inc., the Registrant’s transfer agent (effective February 19, 2005), at 2 Heritage Drive, North Quincy, Massachusetts 02171.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust I, certifies that it meets all requirements of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus and State of Ohio on the 12th day of November, 2010.

JPMORGAN TRUST I By: PATRICIA A. MALESKI* Patricia A. Maleski President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on November 12, 2010.

WILLIAM J. ARMSTRONG*	WILLIAM G. MORTON, JR.*
William J. Armstrong	William G. Morton, Jr.
Trustee	Trustee

JOHN F. FINN*	ROBERT A. ODEN, JR.*
John F. Finn	Robert A. Oden, Jr.
Trustee	Trustee

DR. MATTHEW GOLDSTEIN*	FERGUS REID, III*
Dr. Matthew Goldstein	Fergus Reid, III
Trustee	Trustee and Chairman

ROBERT J. HIGGINS*	FREDERICK W. RUEBECK*
Robert J. Higgins*	Frederick W. Ruebeck
Trustee	Trustee

FRANKIE D. HUGHES*	JAMES J. SCHONBACHLER*
Frankie D. Hughes	James J. Schonbachler
Trustee	Trustee

PETER C. MARSHALL*	LEONARD M. SPALDING, JR.*
Peter C. Marshall	Leonard M. Spalding, Jr.
Trustee	Trustee

MARILYN MCCOY*	By PATRICIA A. MALESKI*
Marilyn McCoy	Patricia A. Maleski
Trustee	President and Principal Executive Officer

By JOY C. DOWD*
Joy C. Dowd
Treasurer and Principal Financial Officer

*By /s/ ELIZABETH A. DAVIN
Elizabeth A. Davin
Attorney-in-Fact

7

Exhibit Index

Exhibit No.	Description

(d)(15)	Investment Sub-Advisory Agreement between JPMIM and Tradewinds Global Investor, LLC effective for the Access Funds

(g)(6)	Amended and Restated Global Custody and Fund Accounting Agreement, dated September 1, 2010, between JPMorgan Trust I on behalf of each of the JPMorgan SmartRetirement Funds, JPMorgan Funds Management, Inc., and JPMorgan Chase Bank, N.A.